Supplement to the

Fidelity® Florida Municipal Money Market Fund

A Fund of Fidelity Court Street Trust II

Fidelity Florida Municipal Income Fund

(formerly Spartan® Florida Municipal Income Fund)

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

SFCB-06-01 July 19, 2006
1.475743.115

Supplement To The

Fidelity® Connecticut Municipal Money Market Fund

A Fund of Fidelity Court Street Trust II

Fidelity Connecticut Municipal Income Fund

(Formerly Spartan® Connecticut Municipal Income Fund)

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

CTR/CTMB-06-01 July 19, 2006
1.475746.115

Supplement to the

Fidelity® New Jersey Municipal Money Market Fund
And
Fidelity New Jersey AMT Tax-free Money Market Fund
(formerly Spartan® New Jersey Municipal Money Market Fund)

Funds of Fidelity Court Street Trust II

Fidelity New Jersey Municipal Income Fund
(formerly Spartan New Jersey Municipal Income Fund)

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2006

Effective January 20, 2006, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (formerly FMR Far East) have entered into a general research services agreement pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The funds' management fees are not impacted by these arrangements.

NJNB-06-02 July 19, 2006
1.475765.117